Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2021
Notes
Nature of Operations and Continuance of Business

1.Nature of Operations and Continuance of Business

KBridge Energy Corp (the “Company”) was incorporated on October 23, 2002 under the laws of British Columbia, Canada, with the name Penn Biotech Inc. On January 13, 2005, the Company changed its name to United Traffic System Inc. On November 30, 2007 the Company changed its name to Corpus Resources Corporation and on June 23, 2009 changed its name to NeoMedyx Medical Corp. On February 24, 2010 the Company changed its name to Blue Marble Media Corp and subsequently changed its name to KBridge Energy Corp.

The Company has some oil and gas production in Alberta Canada and the Company also provides consulting services to the resource sector, as well as consulting services to companies wishing to list on the public markets.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at December 31, 2021, the Company has a working capital deficit of $82,305 and has an accumulated deficit of $2,707,776 since inception. In addition, there is uncertainty as to the likely effects of the novel coronavirus (“COVID-19”) outbreak which may, among other things, impact the Company’s operations and ability to raise further financing.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or ability to raise funds.

These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material. Management intends to obtain additional funding by borrowing from its directors and third parties.